Financial risk management - Disclosure of detailed information about hedging instruments (Details) £ in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2024 $ / £	Mar. 31, 2024 € / £	Mar. 31, 2024 $ / €	Mar. 31, 2024	Mar. 31, 2023 $ / £	Mar. 31, 2023 € / £	Mar. 31, 2023 $ / €	Mar. 31, 2023	Mar. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	£ 240	£ 0	£ (57)
Net gains/(losses) in respect of cost of hedging	26	(16)	1
Net gains (losses) in respect of net investment hedges	62	(198)	(125)
Other equity reserves – cost of hedging balances	(3,990)	(3,860)	(4,563)									£ (5,094)
Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(18)	(38)	£ (29)									£ (28)
Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains/(losses) in respect of cost of hedging	0	4
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	1	0
Reclassification of foreign currency translation reserve		0
Fair value hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.11	1.07			1.11	1.13
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							0.56%				0.84%
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | USD | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis											0.68%
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | USD | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							0.83%
Fair value hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.24	1.15			1.20	1.17
Fair value hedges | Foreign currency and interest rate risk | Top of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							3.74%				3.74%
Fair value hedges | Foreign currency and interest rate risk | Top of range | USD | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							2.23%				1.26%
Fair value hedges | Foreign currency and interest rate risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0
Fair value hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Fair value hedges | Foreign currency and interest rate risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Fair value hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		25
Fair value hedges | Foreign currency and interest rate risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	33
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(43)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(96)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(559)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(499)
Fair value hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(11)	(11)
Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	5	136
Net gains/(losses) in respect of cost of hedging	(1)	4
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	220	(136)
Transferred to profit or loss in respect of cost of hedging	(4)	0
Reclassification of foreign currency translation reserve		0
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.30	1.08	1.07		1.30	1.08	1.13
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							0.976%				0.976%
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							2.095%				2.095%
Cash flow hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.66	1.19	1.15		1.66	1.24	1.15
Cash flow hedges | Foreign currency and interest rate risk | Top of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							7.41%				7.41%
Cash flow hedges | Foreign currency and interest rate risk | Top of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							5.989%				3.864%
Cash flow hedges | Foreign currency and interest rate risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0
Cash flow hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Cash flow hedges | Foreign currency and interest rate risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Cash flow hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		166
Cash flow hedges | Foreign currency and interest rate risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	161
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(39)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(112)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(248)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(164)
Cash flow hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(16)	(12)
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	(26)	10
Net gains/(losses) in respect of cost of hedging	0	0
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	4	0
Transferred to profit or loss in respect of cost of hedging	0	0
Reclassification of foreign currency translation reserve		0
Cash flow hedges | Currency risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.23	1.11			1.20	1.10
Cash flow hedges | Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.27	1.18			1.36	1.20
Cash flow hedges | Currency risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0
Cash flow hedges | Currency risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		6
Cash flow hedges | Currency risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	5
Cash flow hedges | Currency risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		1
Cash flow hedges | Currency risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1
Cash flow hedges | Currency risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(6)
Cash flow hedges | Currency risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(4)
Cash flow hedges | Currency risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(1)
Cash flow hedges | Currency risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(32)
Cash flow hedges | Currency risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	0	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains/(losses) in respect of cost of hedging	38	(24)
Net gains (losses) in respect of net investment hedges	62	(198)
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	(8)	1
Reclassification of foreign currency translation reserve		373
Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.22	1.17			1.18	1.12
Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.29	1.17			1.22	1.13
Net investment hedges | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(1,768)
Net investment hedges | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		52
Net investment hedges | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	11
Net investment hedges | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Net investment hedges | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Net investment hedges | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		0
Net investment hedges | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(8)
Net investment hedges | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(15)
Net investment hedges | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0
Net investment hedges | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	£ 3	£ (27)